Equity - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended		6 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 AUD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 05, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares | $			$ 39,708	$ 45,065
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares) | shares		15,027,327
Warrant exercise price per share (in australian dollar per shares)		$ 2.88				$ 2.88
Warrant exercise term	7 years	7 years
Share price, minimum consecutive day		45 days
Warrants | Major ordinary share transactions [member]
Disclosure Of Classes Of Share Capital [Line Items]
Warrant exercise price per share (in australian dollar per shares)					$ 2.86
Warrants | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Share price for right exercise of the warrants (in australian dollar per shares)	4.32	4.32
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares	$ 110,000	$ 138.0
Fully-paid ordinary shares (in shares) | shares		60,109,290
Exercise price (in australian dollars per share)		$ 2.30				$ 0.30	$ 0.75
Conversion ratio of warrants						0.25		0.25